Note 6 - Business Combinations (Detail) - Purchase Price Allocation - Acquisition of InnoForm: (USD $)	Jun. 30, 2010	Jun. 10, 2010	Mar. 16, 2010	Jan. 13, 2010
Cash	$ 9,294,802	$ 360,164	$ 1,597,420	$ 713,576
Accounts receivable	37,864	3,233,488	3,328,785
Inventory			2,086,848
Other current assets		801,933	4,931,419	69,124
Fixed assets		383,964	3,143,274	77,326
Intangible assets		7,062,668	3,288,080	2,420,843
Other non-current assets			1,174,859
Total assets acquired		11,842,217	19,550,685	3,280,869
Current liabilities		3,207,944	12,577,366
Total liabilities assumed		5,021,016	12,577,366	283,063
Net assets acquired		6,821,201	6,973,319	2,997,806
Aggregate of:
Purchase consideration	9,311,238	13,168,568	4,737,880	6,809,951
Non-controlling interest		10,501,275	4,596,097	5,377,698
Total		23,669,843	9,333,977	12,187,649
Goodwill (Note 17)		$ 16,848,642	$ 2,360,658	$ 9,189,843